Operating expenses and other operating income - Other expenses and income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Gain on sale of property, plant and equipment including divested business	€ 168	€ 7	€ 66
Subsidies and government grants	0	20	43
(Losses)/gains from venture funds	(56)	27	188
Settlement of legal disputes	0	0	90
Other	54	44	56
Total	166	98	443
Other Operating Expenses [Abstract]
Expected credit losses on trade receivables	(4)	(107)	16
Impairment of disposal groups	0	(72)	0
Changes in provisions	37	(134)	(77)
Foreign exchange gains/(losses) on hedging forecasted sales and purchases	80	(107)	45
Other	(22)	(19)	(97)
Total	€ (91)	€ 439	€ 113